Other (gains)/losses (net)	12 Months Ended
Dec. 31, 2024
Other (gains)/losses (net) [Abstract]
Other (gains)/losses (net)
9.	Other (gains)/losses (net)

	2024	2023	2022
	A$’000	A$’000	A$’000
Remeasurement of contingent consideration	11,062	34,275	16,707
Remeasurement of provisions	730	(173)	1,017
Realized currency gain	(69)	(2,459)	669
Impairments/(impairment reversals) of intangible assets	(768)	804	-
Other income	(442)	(21)	(91)
Unrealized currency (gain)/loss	(18,636)	3,428	449
	(8,123)	35,854	18,751